PENSIONS - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average assumptions used in calculating benefit obligation:
Rate of compensation increase	2.20%	2.32%
Weighted average assumptions used in calculating net periodic benefit cost:
Rate of compensation increase	2.32%	2.38%
Pensions
Weighted average assumptions used in calculating benefit obligation:
Discount rate	3.90%	3.40%
Weighted average assumptions used in calculating net periodic benefit cost:
Discount rate	3.40%	3.87%
Expected return on plan assets	6.75%	6.75%